DERIVATIVE FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Fair value of derivatives as of 31 December	$ 7.5	$ (1.5)
Forward freight agreements
Disclosure of detailed information about financial instruments [line items]
Fair value of derivatives as of 31 December	(0.2)	(0.1)
Bunker swaps
Disclosure of detailed information about financial instruments [line items]
Fair value of derivatives as of 31 December	0.8	0.8
Forward exchange contracts
Disclosure of detailed information about financial instruments [line items]
Fair value of derivatives as of 31 December	1.8	(4.6)
Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Fair value of derivatives as of 31 December	$ 5.1	$ 2.4